Interim Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash and cash equivalents	$ 415,599	$ 141,375
Time deposits	15,000	26,150
Restricted cash	48,995	55,583
Accounts receivable, net	28,765	12,501
Inventories	18,080	18,905
Prepaid expenses and other current assets	28,685	31,949
Derivative assets	10,318	14,437
Due from related parties	$ 843	$ 342
Accounts Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Total current assets	$ 566,285	$ 301,242
NON - CURRENT ASSETS
Vessels in operation	1,918,103	1,884,640
Advances for vessels acquisitions and other additions	6,785	18,634
Deferred dry dock and special survey costs, net	101,467	91,939
Other non-current assets	17,397	20,155
Derivative assets, net of current portion	1,490	5,969
Restricted cash, net of current portion	31,481	50,666
Total non - current assets	2,076,723	2,072,003
TOTAL ASSETS	2,643,008	2,373,245
CURRENT LIABILITIES
Accounts payable	45,590	26,334
Accrued liabilities	41,033	46,926
Current portion of long - term debt	147,567	145,276
Current portion of deferred revenue	47,030	44,742
Due to related parties	$ 720	$ 723
Accounts Payable, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Total current liabilities	$ 281,940	$ 264,001
LONG - TERM LIABILITIES
Long - term debt, net of current portion and deferred financing costs	613,955	538,781
Intangible liabilities - charter agreements	58,885	49,431
Deferred revenue, net of current portion	45,257	57,551
Total non - current liabilities	718,097	645,763
Total liabilities	1,000,037	909,764
Commitments and Contingencies	0	0
SHAREHOLDERS' EQUITY
Class A common shares - authorized 214,000,000 shares with a $0.01 par value 35,612,584 shares issued and outstanding (2024 - 35,447,370 shares)	357	355
Series B Preferred Shares - authorized 104,000 shares with a $0.01 par value 43,592 shares issued and outstanding (2024 - 43,592 shares)	0	0
Additional paid in capital	684,985	680,743
Retained earnings	953,016	773,759
Accumulated other comprehensive income	4,613	8,624
Total shareholders' equity	1,642,971	1,463,481
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 2,643,008	$ 2,373,245